Property and Equipment (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Beginning balance	$ 2,713,543	$ 405,319	$ 128,917
Addition	1,275	2,308,224	276,402
Ending balance	2,714,818	2,713,543	405,319
Computer software and equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	321,070	119,903	118,911
Addition		201,167	992
Ending balance	321,070	321,070	119,903
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	33,344	10,006	10,006
Addition	1,275	23,338
Ending balance	34,619	33,344	10,006
Satellite Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	275,410	275,410
Addition			275,410
Ending balance	275,410	275,410	275,410
Ground Station Equipment [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	1,854,027
Addition		1,854,027
Ending balance	1,854,027	1,854,027
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	141,971
Addition		141,971
Ending balance	141,971	141,971
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Beginning balance	87,721
Addition		87,721
Ending balance	$ 87,721	$ 87,721